Cover	Mar. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 05, 2026
Entity Registrant Name	NUTEX HEALTH INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41346
Entity Tax Identification Number	11-3363609
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NUTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001479681
Amendment Flag	false